SCHEDULE OF OTHER EXPENSE TRANSACTION (Details)	12 Months Ended
Mar. 31, 2022 USD ($)
Other Gains Losses And Expenses Net
6,688,392 shares issued to former shareholders of 8i Enterprises and service providers (note 33)	$ (56,851,332)
6,212,050 warrants issued to the former warrant holders of 8i Enterprises (note 33)	(8,324,147)
345,000 units of options granted by 8i Enterprises to a service provider (note 22.6)	(1,417,149)
Gross Enterprises to Service Provider	(66,592,628)
Less: Total identifiable net assets of 8i Enterprises at fair value (note 33)	21,179,610
Net enterprises to service provider	$ (45,413,018)